Materials, energy and consumables used - Other commitment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Purchase commitments
Purchase commitments	R 131,992	R 129,846	R 59,659
ORYX GTL
Purchase commitments
Off-take agreements	1,748	1,739
Oxygen supply agreements for Secunda Operations
Purchase commitments
Off-take agreements	R 85,013	36,998
Air Liquide
Purchase commitments
Agreement term (in years)	15 years
Within one year
Purchase commitments
Purchase commitments	R 27,459	23,121	25,760
One to five years
Purchase commitments
Purchase commitments	35,182	32,430	24,030
More than five years
Purchase commitments
Purchase commitments	R 69,351	R 74,295	R 9,869